Note 22 - Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Deferred income tax assets	$ 140,756	$ 64,616
Deferred income tax liabilities	94,317	104,089
Net deferred income tax (assets)/ liabilities	(46,439)	39,473
Deferred income tax assets	(101,300)	0
Deferred income tax liabilities	54,861	39,473
Net deferred income tax (assets)/ liability	(46,439)	39,473
Balance at the beginning of year	39,473	33,733
Recognized in the statement of earnings	(84,102)	1,481
Recognized in other comprehensive income	(1,810)	4,259
Balance at the end of the year	(46,439)	39,473
Deferred tax assets (liabilities) [member]
Statement Line Items [Line Items]
Deferred income tax assets	(101,300)	0
Deferred income tax liabilities	54,861	39,473
Temporary differences from provisions of asset retirements obligations and other [member]
Statement Line Items [Line Items]
Deferred income tax assets	55,341	14,573
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred income tax assets	85,415	50,043
Temporary differences from property, plant and equipment [member]
Statement Line Items [Line Items]
Deferred income tax liabilities	81,917	85,689
Temporary differences from investments in subsidiaries [member]
Statement Line Items [Line Items]
Deferred income tax liabilities	12,400	10,000
Temporary differences from assets held-for-sale [member]
Statement Line Items [Line Items]
Deferred income tax liabilities	$ 0	$ 8,400